Employee benefits (Details 5)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Actuarial assumptions [Abstract]
Discount rate	5.60%	6.95%	7.30%
Long-term rate of compensation increase	5.00%	7.00%	7.00%
Expected long term rate of return on plan assets		7.00%	7.00%
Average future working life time (Years)	4 years 4 months 13 days	4 years 4 months 13 days	4 years 4 months 17 days
Not later than one year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets	0.00%
Less than 1 year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets	5.00%